Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The Pay Versus Performance Table

The table below shows the total compensation for the principal executive officer (“PEO”) and the average compensation for other non-PEO named executive officers as reported in the summary compensation table above for the prior two years, along with the total and average compensation actually paid the PEO and non-PEO named executive officers, respectively, as well as the total shareholder return on the value of an initial fixed investment of $100 made at the beginning of the earliest year in the table through the end of each applicable year in the table, assuming the reinvestment of dividends, and the net income of the Company for the periods reported.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Net Income ($) (6)
2023	378,538	378,538	218,546	218,546	$130.29	9,166,000
2022	345,977	345,977	175,456	175,456	$109.68	8,941,000
2021	368,107	368,107	198,089	193,128	$124.71	8,911,000

(1) This is the total compensation for the PEO reported for each applicable year within the Summary Compensation Table.

(2) This is the amount of compensation actually paid to the PEO for each year, starting with the amounts set forth within the Summary Compensation Table “Total Compensation” column for the applicable year. The Company did not report any stock or option awards for the PEO within the Summary Compensation Table. Compensation actually paid to the PEO was identical to the Total Compensation for the PEO reported for each applicable year within the Summary Compensation Table. No adjustments were necessary.

(3) This is the average compensation for the non-PEO named executive officers reported for each applicable year within the Summary Compensation Table. The average for 2022 includes a partial year for Leslie B. Fulton.

(4) This is the average compensation actually paid to the non-PEO executive officers for each year, starting with the average of such amounts set forth within the Summary Compensation Table “Total Compensation” column for the applicable year. Since the Company did not report any stock or option awards for the non-PEO named executive officers within the Summary Compensation Table,average compensation actually paid to the non-PEO named executive officers was identical to the average Total Compensation for the non-PEO named executive officers reported for each applicable year within the Summary Compensation Table. No adjustments were necessary.

(5) This is the total shareholder return based on a fixed investment of $100 made at the beginning of the earliest year in the table (2021) through the end of each applicable year in the table, assuming reinvestment of dividends.

(6) This is the Company’s net income for each year reported in the Pay Versus Performance Table.

Based upon the information reported in the table above, the total compensation reported with the Summary Compensation Table for the Company’s PEO, Chevis Swetman, as well as the compensation actually paid to Mr. Swetman, increased by $32,561 or 9.41% between 2022 and 2023 and decreased by $22,130 or 6.00% between 2021 and 2022. Meanwhile, the average compensation reported in the Summary Compensation Table for the other non-PEO named executive officers of the Company, as well as the average compensation actually paid to those officers, increased by $43,090 or 24.56% between 2022 and 2023 and decreased by $22,633 or 11.43% between 2021 and 2022 The reason for the decrease was due to the 2022 numbers including only a partial year for Leslie B. Fulton. The Net Income of the Company increased between 2022 and 2023 by $225,000, or 2.52% and increased between 2021 and 2022 by $30,000, or 0.34% of the Company’s Net Income. Total Shareholder Return of the Company was $124.71, $109.68 and $130.29 for each of the years ended 2021, 2022, and 2023, respectively.

PEO Total Compensation Amount	$ 378,538	$ 345,977	$ 368,107
PEO Actually Paid Compensation Amount	378,538	345,977	368,107
Non-PEO NEO Average Total Compensation Amount	218,546	175,456	198,089
Non-PEO NEO Average Compensation Actually Paid Amount	218,546	175,456	193,128
Total Shareholder Return Amount	130.29	109.68	124.71
Net Income (Loss)	$ 9,166,000	$ 8,941,000	$ 8,911,000